Debt (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Outstanding Debt Balance
The table below summarizes the outstanding debt balance as of March 31, 2021 and December 31, 2020.

	As of
	March 31, 2021	December 31, 2020
Senior loan	$290,000	$340,259
Less debt issuance costs	(5,018)	(5,104)
Total debt	$284,982	$335,155

The table below summarizes the outstanding debt balance as of December 31, 2020 and 2019.

	As of December 31,
	2020	2019
Senior loan	$340,259	$431,454
Credit facility	—	25,000
Less debt issuance costs	(5,104)	(7,954)
Total debt	$335,155	$448,500

Schedule of Maturities of Long-term Debt	Maturities of debt for the next five years and thereafter are as follows:
Year Ending December 31,
Remainder of 2021	$2,175
2022	2,900
2023	2,900
2024	2,900
2025	2,900
Thereafter	276,225
Total	$290,000
Maturities of debt for the next five years and thereafter are as follows:
Year Ended December 31,
2021	$—
2022	—
2023	—
2024	—
2025	340,259
Thereafter	—
Total	$340,259